Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Proportionate share other comprehensive income investments	Foreign currency translation effects	Unrecognized pension obligations, net of tax	Total
Balance January 1, 2012	—	(20,330)	179	(20,151)
Foreign currency translation effect on translation of foreign operations	—	(6,994)	—	(6,994)
Actuarial loss	—	—	(1,797)	(1,797)
Balance December 31, 2012	—	(27,324)	(1,618)	(28,942)
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	—	23,053	—	23,053
Deconsolidation ASMPT	—	—	1,597	1,597
Other comprehensive income investments
Foreign currency translation effect on translation of foreign operations	480	(84,086)	—	(83,606)
Actuarial loss	—	—	(224)	(224)
Balance December 31, 2013	480	(88,357)	(245)	(88,122)